Alternative Avenue Fund
Alternative Avenue Fund
Investment Objective:
The Alternative Avenue Fund (the “Fund”) seeks capital appreciation with an emphasis on absolute returns and low correlation to the broader U.S. equity and bond markets.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alternative Avenue Fund Alternative Avenue Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Alternative Avenue Fund Alternative Avenue Fund Investor Class
Management Fee	[1]	1.95%
Distribution and Service (12b-1) Fees		none
Other Expenses	[2]	none
Acquired Fund Fees and Expenses	[3]	0.04%
Total Annual Fund Operating Expenses		1.99%
[1]	The Fund's Adviser provides investment advisory service, pays all sub-advisory fees and pays most of the Fund's operating expenses (with certain exceptions) in return for a "unitary fee" (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation).
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Alternative Avenue Fund Alternative Avenue Fund Investor Class	202	624

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

The Fund pursues its objective by utilizing various investment strategies and allocating its assets among multiple sub-advisers (each, a “Sub-Adviser”). The Adviser selects and oversees the Sub-Advisers who each manage separate segments of the Fund’s portfolio using distinct investment styles. The Adviser may select Sub-Advisers with overlapping strategies to pursue the Fund’s investment objective.

The Adviser will select and determine the percentage of Fund assets to allocate to each Sub-Adviser.  The Adviser, however, retains discretion to invest the Fund’s assets in securities and other instruments directly.

Each Sub-Adviser has discretion to invest the portion of the Fund’s assets it has been allocated as it deems appropriate, based on the Sub-Advisers’ investment style and process. The Sub-Advisers may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies’ focus on limiting downside investment risk.  Although, each Sub-Adviser is subject to the general oversight of the Adviser, the Adviser does not manage the day-to-day investments of the Sub-Advisers.  The Sub-Advisers will employ a variety of strategies in managing the Fund’s investment portfolio, including the following:

Long/Short Equity Investing, Market Neutral Equity Investing: taking long and short positions in equity securities, including common stocks and preferred stocks of U.S. and foreign issuers with the goal of minimizing exposure to general market risk.

Fixed Income, Long/Short Credit: taking long and short positions in fixed income securities, with the goal of minimizing exposure to general market risk.

Convertible Arbitrage Investing: investing in interest-bearing convertible debentures and high yielding, convertible preferred stocks.  These long convertible positions are hedged against market and issuer risk by selling short a percentage of the underlying common stock and/or by writing equity call options.

Event Driven Investing: investing in equity or fixed income securities to take advantage of the impact of corporate events, such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and material litigation, on the market value of company securities before and after such events occur.

Long Investing:  focuses on the purchase of equities and fixed income securities of U.S. issuers and foreign issuers based on the Sub-Adviser’s ability to capitalize on a rising market through appreciation.  In making sell decisions, the Sub-Adviser considers, among other factors, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Sub-Adviser’s opinion, there has been a loss of a long-term competitive advantage.

Opportunistic and Global Macro Investing: long and short investing in equity, fixed income and currency markets globally with the objective of generating a return from market trends across various U.S. and foreign markets, sectors and industries.

Distressed Securities Investing:  investing in securities of companies or government entities that are currently undervalued, out-of-favor, have low credit ratings, are engaged in bankruptcy or reorganization proceedings or are affected by other adverse factors.

Managed Futures Related Investing: investing in a portfolio of financial futures contracts and futures-related instruments, such as equity index futures, currency forwards and fixed income futures.

To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets.  These securities and financial instruments may include, but are not limited to, equity securities, fixed income securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements, as described in greater detail below and in the Statement of Additional Information.

The Fund may take both long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities.  In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities and equity-linked instruments.  The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed income securities.  “Fixed income securities” include corporate bonds, fixed income securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, exchange-traded notes (“ETNs”), distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  Fixed income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other fixed income securities of the same issuer.  In addition to direct investments in fixed income securities and other instruments that are linked to fixed income securities, the Fund may invest in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed income securities, including shares of ETFs.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets).  In addition, the Fund may purchase and sell foreign currency, enter into spot or forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

The Fund’s investments in derivative securities, specifically futures contracts, options, options on futures contracts, swap agreements, credit default swaps and currency-linked derivatives, may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements. The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by a Sub-Adviser’s investment models or when a more attractive investment becomes available.

The Fund actively trades portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.  In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

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Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

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Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

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Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

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Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its fixed income securities but less risk than its common stock.

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Currency and Forward Currency Contracts Risks. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

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Derivatives Risk. The Fund may use derivatives (including futures, options and swap agreements) to enhance returns or hedge against market declines.  The Fund, however, will not invest in commodity futures or any commodity-related instruments.  The Fund's derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

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Distressed Securities Risk. The Fund’s investment in distressed securities may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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ETF Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other fixed income securities may decline significantly.

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Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

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Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Sub-Advisers may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

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Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).  The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker.  Although a Futures Commission Merchant (including the futures clearing broker) is required to segregate customer funds pursuant to the Commodities Exchange Act, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

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Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

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High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

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Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

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Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.

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Investment Companies and Exchange-Traded Funds Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

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Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses.

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Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk. If the Fund’s Adviser or Sub-Advisers make poor investment decisions, it will negatively affect the fund’s investment performance.

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Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

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Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

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Options Risk. Options and options on futures contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Adviser incorrectly forecasts the value of investments in using an option or futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to existing regulations that, upon effectiveness, may subject activities of the Fund involving investments in futures contracts and similar instruments to regulation by the CFTC, including a variety of registration, disclosure and operational obligations.

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Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

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Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

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Sub-Adviser Allocation Risk. The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.

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Swap Agreements Risk. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counter-party.

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Tax Risk. There is the risk that the Fund’s investment strategies, specifically its investments in derivative instruments, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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Written Options Risk. The Fund will incur a loss as a result of a written options (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by visiting www.ariafundsllc.com or by calling 1 -866-862-96861.